STATEMENT OF OPERATIONS	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operational costs	$ 2,114,129
Loss from operations	(2,114,129)
Other income:
Interest earned on marketable securities held in Trust Account	49,590
Change in fair value of warrant liability	406,549
Unrealized loss on marketable securities held in Trust Account	(785)
Other income, net	455,354
Net loss	(1,658,775)
Redeemable Class A Common Stock
Other income:
Interest earned on marketable securities held in Trust Account	$ 43,349
Weighted average shares outstanding, basic and diluted | shares	21,396,989
Basic and diluted net loss per share | $ / shares	$ 0.00
Non-Redeemable Class A and Class B Common Stock
Other income:
Net loss	$ (1,658,775)
Weighted average shares outstanding, basic and diluted | shares	7,230,225
Basic and diluted net loss per share | $ / shares	$ (0.24)